UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
EuroFund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)

BlackRock EuroFund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 1.2%
KBC Bancassurance Holding (a)	106,361	$ 5,122,909
Denmark — 1.8%
Carlsberg A/S	94,815	7,948,845
Finland — 3.9%
KCI Konecranes Oyj	253,112	7,474,791
Nokia Oyj	646,273	10,071,652
		17,546,443
France — 18.4%
AXA SA	420,928	9,338,275
BNP Paribas SA	120,389	9,227,456
Electricite de France SA	144,431	7,873,465
European Aeronautic Defense and
Space Co.	214,688	4,312,796
Sanofi-Aventis	198,628	14,823,361
Societe Generale SA	115,127	7,225,371
Total SA	298,365	17,316,584
Vinci SA	197,783	11,643,534
		81,760,842
Germany — 14.3%
Bayer AG	107,292	7,249,739
Bilfinger Berger AG	93,497	6,230,254
Continental AG (a)	116,025	5,883,680
DaimlerChrysler AG	182,502	8,577,779
Deutsche Boerse AG	87,126	6,446,304
Deutsche Post AG	354,534	6,140,458
Deutsche Telekom AG	644,513	8,709,803
E.ON AG	126,653	4,682,464
HeidelbergCement AG	129,180	7,190,344
Siemens AG	27,199	2,717,657
		63,828,482
Italy — 5.2%
Eni SpA	411,647	9,655,724
Fiat SpA (a)	528,364	6,875,651
Prysmian SpA	347,679	6,829,613
		23,360,988
Netherlands — 4.7%
Koninklijke Ahold NV	617,553	8,235,202
Koninklijke Philips Electronics NV	276,575	8,874,277
STMicroelectronics NV	382,076	3,791,475
		20,900,954
Norway — 2.2%
Statoil ASA	428,732	9,976,322
Spain — 2.1%
Banco Bilbao Vizcaya
Argentaria SA	461,381	6,309,402
Telefonica SA	129,530	3,069,167
		9,378,569
Sweden — 1.2%
TeliaSonera AB	765,624	5,436,260

Common Stocks	Shares	Value
Switzerland — 9.6%
Nestle SA, Registered Shares	346,132 $	17,736,498
Novartis AG, Registered Shares	363,698	19,673,861
Petroplus Holdings AG	276,640	5,147,832
		42,558,191
United Kingdom — 29.0%
AstraZeneca Plc	98,775	4,403,954
Aviva Plc	1,281,541	7,486,570
BHP Billiton Plc	326,474	11,158,219
BP Plc	449,593	4,255,460
BT Group Plc	4,183,720	7,853,271
Barclays Plc	2,233,447	12,161,515
Centrica Plc	2,009,625	8,973,230
HSBC Holdings Plc	1,575,542	15,966,372
Ladbrokes Plc	2,024,864	4,887,009
Lloyds TSB Group Plc (a)	8,939,568	8,488,669
Redrow Plc (a)	1,349,801	2,908,659
Taylor Wimpey Plc (a)	5,257,138	3,005,310
Tesco Plc	1,308,539	8,651,479
Thomas Cook Group Plc	1,749,885	7,168,472
Vodafone Group Plc	5,238,297	12,115,733
Xstrata Plc	516,122	9,768,273
		129,252,195
Total Long-Term Investments
(Cost – $380,300,799) – 93.6% 417,071,000
Short-Term Securities
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.11% (b)(c)	5,136,389	5,136,389
Total Short-Term Securities
(Cost – $5,136,389) – 1.2%		5,136,389
Total Investments
(Cost – $385,437,188*) – 94.8%		422,207,389
Other Assets Less Liabilities – 5.2%		23,219,431
Net Assets – 100.0%	$ 445,426,820
* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2010, as computed for federal income tax purposes, were as
Aggregate follows: cost	$ 392,854,782
Gross unrealized appreciation	$ 45,727,312
Net Gross unrealized unrealized appreciation depreciation	$ (16,374,705) 29,352,607
(a) Non-income producing security.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CHF	Swiss Frank	GBP	British Pound
EUR	Euro	USD	US Dollar

BLACKROCK EUROFUND

MARCH 31, 2010

1

BlackRock EuroFund
Schedule of Investments (concluded)

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Net
Affiliate	Activity	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	$ $(3,415,536)	$ 14,142

(c) Represents the current yield as of report date.

• Foreign currency exchange contracts as of March 31, 2010 were as follows:

Currency	Currency	Counter- Settlement Unrealized
Purchased	Sold	party	Date	Appreciation
CHF 8,766,728 USD	8,306,900 Goldman		6/25/10	$ 13,416
		Sachs &
		Co.
GBP 15,245,273 USD	22,917,000	State	6/25/10	205,582
		Street
		Bank and
		Trust Co.
USD 28,886,300 EUR	21,375,678 JPMorgan		6/25/10	13,905
		Chase
		Bank, NA
Total				$ 232,903

• For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	--	$ 417,071,000	--	$ 417,071,000
Short-Term
Securities	5,136,389	--	--	5,136,389
Total	$ 5,136,389 $	417,071,000	--	$ 422,207,389
[1]See above Schedule of Investments for values in each country.
Other Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:	-	$232,903	-	$232,903
Liabilities:	-	-	-	-
Total	-	$232,903	-	$232,903

2Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

2 BLACKROCK EUROFUND

MARCH 31, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities
Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule
30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock EuroFund

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: May 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: May 27, 2010